Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000248162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248162 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000248162 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%	[1]
C000248162 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000248162 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248162 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000248162 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248162 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248162 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[2]
C000248162 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000246109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246109 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[3]
C000246109 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[3]
C000246109 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000246109 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[3]
C000246109 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[3]
C000246109 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000246109 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000246109 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000246109 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000246109 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)	[4]
C000246109 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[3]
C000246109 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246109 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000246109 [Member] | Foreign Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246109 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246109 [Member] | U S Government Agency Mortgage Backed Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000246109 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000246109 [Member] | Short Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	(1.20%)	[3]
C000248350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248350 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000248350 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[5]
C000248350 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[5]
C000248350 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[5]
C000248350 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%	[5]
C000248350 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000248350 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[5]
C000248350 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[5]
C000248350 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248350 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000248350 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000248350 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000248350 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[5]
C000248350 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%

[1]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[2]	Includes variation margin on futures contracts.
[3]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[4]	Includes variation margin on futures contracts.
[5]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[6]	Includes variation margin on futures contracts.